Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	MasterBrand, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41545
Entity Tax Identification Number	88-3479920
Entity Address, Address Line One	3300 Enterprise Parkway, Suite 300
Entity Address, City or Town	Beachwood
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	877
Local Phone Number	622-4782
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MBC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001941365